EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Disclosure of defined benefit plans [text block]

NOTE 22 – EMPLOYEE BENEFITS

In accordance with Colombian and other countries labor legislation where Grupo Aval has subsidiaries, and based on a labor conventions and labor collective agreements signed between como Group entities and their employees, employees are entities have short term benefits such as: salaries, holidays, legal and extralegal premiums, severances and interests on severance, long-term benefits such as seniority bonds premiums and post-employment benefits such medical aids and retirement benefits such as: severance payments to employees that continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions. Compensation for key personnel of the management includes salaries and benefits different than cash. (see note 34).

Through personnel benefits plans, Grupo Aval is exposed to several risks (interest rates and operating), which are intended to be minimized by applying the risk management policies and procedures defined in Note 4 above.

The detail of the balance of liabilities for employee benefits at December 31, 2019, and 2018 is as follows:

	December 31, 2019		December 31, 2018
Short term	Ps.	480,489	Ps.	481,320
Post-employment		590,914		541,226
Long term		186,333		242,335
Total	Ps.	1,257,736	Ps.	1,264,881

Plan Asset	Ps.	(22,756)	Ps.	—

Net employee benefits	Ps.	1,234,980	Ps.	1,264,881

22.1          Post-employment benefits

•

In Colombia, when employees retire after completing certain years and time of service, retirement pensions are assumed by public or private pension funds based on defined contribution plans, to which entities and employees contribute monthly defined amounts by law for being entitled to the pension at the time of retirement. However, for some employees hired by Grupo Aval entities prior to 1968 that have fulfilled the requirements of age and years of service the pensions are directly assumed by some of the entities of Grupo Aval.

•	Certain employees hired by entities of Grupo Aval before 1990 are entitled to receive a compensation equivalent to the last month of salary multiplied by each year of service.
•

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

•	Some pensioners for Grupo Aval and its entities receive benefits that include coverage of medical treatments.

As of December 31, 2019 and 2018, the post-employment benefit expense is composed of:

		December 31, 2019		December 31, 2018
Defined contribution plan	Ps.	73,297	Ps.	88,147
Defined benefit plan		52,723		31,336

22.2          Long Term Employee Benefits

•	Some Grupo Aval subsidiaries grant their employees extra-legal long term premiums during their working lives every five years of service are completed, calculated as days of salary per year of work.

•	Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations carried out under the same parameters of retirement benefits.

Post-employment and long-term benefits movements during the years ended at December 31, 2019,  2018 and 2017 are as follows:

	Post-Employment benefits						Long-term Benefits
	December		December		December		December		December		December
	31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017
Balance at the beginning of the year	Ps.	541,226	Ps.	604,110	Ps.	509,022	Ps.	242,335	Ps.	229,770	Ps.	191,112
Service costs		14,567		13,127		4,425		22,860		21,040		18,201
Interests cost		37,138		36,700		50,826		14,252		13,460		12,889
Gain on settlements		—		(18,300)		253		—		—		(112)
Past Service Costs (1)		1,018		(191)		200		(49,400)		1,632		(3,961)
	Ps.	593,949	Ps.	635,446	Ps.	564,726	Ps.	230,047	Ps.	265,902	Ps.	218,129
Changes in actuarial assumptions from changes in demographic assumptions		7,407		6,136		(8,863)		—		388		(1,432)
Changes in actuarial assumptions from changes in financial assumptions		54,674		(24,149)		109,095		(13,008)		11,831		43,870
	Ps.	62,081	Ps.	(18,013)	Ps.	100,232	Ps.	(13,008)	Ps.	12,219	Ps.	42,438
Payments to employees		(63,580)		(79,709)		(59,866)		(30,706)		(35,786)		(30,797)
Effect of movements in exchange rates		(1,536)		3,502		(982)		—		—		—
Liability balance at the end of the year	Ps.	590,914	Ps.	541,226	Ps.	604,110	Ps.	186,333	Ps.	242,335	Ps.	229,770

Plan Assets
Recognition of the active plan		(21,474)		—		—		—		—		—
Interests income		(318)		—		—		—		—		—
Remeasurements on plan assets		(859)		—		—		—		—		—
Effect of movements in exchange rates		(105)		—		—		—		—		—
Balance at the end of the year plan assets	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	568,158	Ps.	541,226	Ps.	604,110	Ps.	186,333	Ps.	242,335	Ps.	229,770
(1)

The variation includes the effect of a change in a long-term institutional benefit plan at Banco de Bogotá, which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.

The assumptions used to calculate the obligation projected for different post-employment benefits employees are as follows:

	December 31,	December 31,
Post-Employment Benefits	2019	2018
Discount interest rate	5.87%	7.29%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Pension growth rate	3.00%	3.00%
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

	December 31,	December 31,
Long-Term Benefits	2019	2018
Discount interest rate	5.34%	6.75%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.00%
Pension growth rate	N/A	N/A
Employee turnover rate (between service year 1 and 40 for men and women the following is the turnover rate)	Tabla de Rotación	Tabla de Rotación
	SoA 2003 (1)	SoA 2003 (1)

(1) For those entities where a sufficiently large statistic is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit.

Employee´s life expectancy is calculated based on the mortality tables published by the Superintendency of Finance, which are based on mortality experiences provided to the Superintendency of Finance by several insurance companies operating in Colombia.

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 0.5%):

	-0.50 basic points
At December 31, 2019	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	24,833	Ps.	4,993
Salaries growth rate		(5,057)		(5,628)
Retirement growth rate		(14,827)		N/A

	+0.50 basic points
At December 31, 2019	Post-Employment Benefits		Long-Term Benefits
Discount interest rate	Ps.	(20,931)	Ps.	(4,721)
Salaries growth rate		5,297		5,904
Retirement growth rate		18,921		N/A

Future benefit payments projected, reflecting services, as the case may be, are expected to be paid as follows:

		Payments for Post-		Payments for Long-
Year		Employment		term Benefits
2020	Ps.	65,527	Ps.	30,418
2021		58,646		24,672
2022		58,776		25,342
2023		56,645		24,512
2024		55,602		27,014
Years 2025 – 2029		257,815		114,490